Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.3%
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	$ 1,921,797	$ 1,939,414
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 1.42% (B), 07/18/2027 (A)	8,000,000	7,975,112
BXG Receivables Note Trust
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	2,973,100	3,024,669
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	4,182,609	4,311,722
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	9,211,864	9,243,914
CF Hippolyta LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (A)	6,203,462	6,303,095
CIFC Funding, Ltd.
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.74% (B), 04/15/2030 (A)	16,300,000	16,285,558
CWABS, Inc. Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 0.28% (B), 03/25/2047	5,442,428	5,341,994
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	3,718,195	3,793,220
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	5,872,598	6,101,386
DT Auto Owner Trust
Series 2020-1A, Class A,
1.94%, 09/15/2023 (A)	1,581,987	1,591,346
Series 2020-1A, Class B,
2.16%, 05/15/2024 (A)	3,000,000	3,039,287
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 1.92% (B), 10/22/2025 (A)	10,000,000	10,002,280
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 1.77% (B), 04/20/2027 (A)	8,000,000	8,001,952
Hertz Vehicle Financing II, LP
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	11,900,000	11,938,992
Hilton Grand Vacations Trust
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	6,740,953	6,982,421
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	4,839,653	5,064,966
ICG CLO, Ltd.
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.70%, 1.91% (B), 07/29/2028 (A)	6,000,000	6,000,000
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 1.59% (B), 07/15/2026 (A)	11,302,922	11,303,849

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 1.54% (B), 10/28/2025 (A)	$ 1,387,175	$ 1,389,398
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	8,385,609	8,603,576
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.69% (B), 10/15/2026 (A)	10,000,000	10,003,550
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	6,167,610	6,327,556
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	7,070,517	7,222,811
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	1,671,870	1,679,038
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	1,137,326	1,141,088
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,210,470	1,219,756
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	7,231,073	7,462,344
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (A)	20,000,000	20,001,620
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	13,700,000	13,774,218
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (A)	1,780,000	1,795,105
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	15,000,000	15,077,256
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	20,000,000	20,085,456
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	2,500,000	2,510,645
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	2,500,000	2,512,577
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	14,758,000	14,843,713
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	2,181,074	2,205,193
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	4,554,700	4,625,977
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	3,027,936	3,098,374
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	5,559,632	5,772,886
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.92% (B), 10/22/2030 (A)	6,000,000	6,001,914
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	2,237,840	2,326,752
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	2,651,664	2,780,653

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	$ 2,592,001	$ 2,622,520
Series 2019-2A, Class C,
3.12%, 05/20/2036 (A)	4,756,425	4,838,674
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	6,481,571	6,542,790
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	5,671,374	5,891,902
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	2,421,136	2,416,895
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	6,550,000	6,583,399
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.02% (B), 07/20/2027 (A)	3,682,082	3,682,907
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 1.52% (B), 07/20/2027 (A)	10,000,000	10,000,210
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.57% (B), 04/20/2028 (A)	10,000,000	10,000,880
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	222,793	223,155
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	987,023	988,335
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	2,757,784	2,773,338
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	5,474,870	5,584,200
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	3,814,691	3,887,382
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	6,597,717	6,740,570
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	7,318,886	7,560,707
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	12,522,489	12,893,040
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	7,481,580	7,725,540
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	3,560,134	3,720,291
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	6,364,956	6,792,279
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	12,960,881	13,758,409
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	12,044,848	12,364,795
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	11,000,000	11,196,702
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	11,209,432	11,453,251
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	982,399	996,265
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	1,610,387	1,611,149
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	3,121,708	3,188,397

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 1.72% (B), 04/20/2028 (A)	$ 15,000,000	$ 14,953,965
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.84% (B), 10/20/2029 (A)	15,000,000	15,001,650

Total Asset-Backed Securities (Cost $480,280,827)		486,700,230

CORPORATE DEBT SECURITIES - 65.9%
Aerospace & Defense - 0.8%
Boeing Co.
1.95%, 02/01/2024 (C)	9,965,000	10,231,935
2.13%, 03/01/2022	10,685,000	10,848,619
2.30%, 08/01/2021 (C)	4,430,000	4,470,916
Raytheon Technologies Corp.
3.65%, 08/16/2023	320,000	344,009

		25,895,479

Airlines - 0.7%
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,427,786
6.82%, 02/10/2024	3,091,559	3,185,456
Delta Air Lines, Inc.
3.80%, 04/19/2023	9,957,000	10,192,879
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	143,220	142,955
US Airways Pass-Through Trust
3.95%, 05/15/2027	4,441,435	4,305,011

		24,254,087

Auto Components - 0.9%
BorgWarner, Inc.
5.00%, 10/01/2025 (A)	25,318,000	29,800,289

Automobiles - 0.4%
Nissan Motor Co., Ltd.
3.04%, 09/15/2023 (A)	6,090,000	6,395,463
3.52%, 09/17/2025 (A)	6,876,000	7,359,802

		13,755,265

Banks - 15.6%
AIB Group PLC
4.75%, 10/12/2023 (A)	8,438,000	9,259,607
Banco Santander SA
2.71%, 06/27/2024	8,400,000	8,955,949
3.85%, 04/12/2023	4,600,000	4,931,607
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (B), 10/22/2025, MTN	9,821,000	10,400,961
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	18,836,000	20,390,454
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	4,893,000	5,020,902
Banque Federative du Credit Mutuel SA
0.65%, 02/27/2024 (A)	10,000,000	9,998,980
2.13%, 11/21/2022 (A)	4,991,000	5,146,718
Barclays Bank PLC
10.18%, 06/12/2021 (A)	5,158,000	5,336,342
Barclays PLC
Fixed until 12/10/2023, 1.01% (B), 12/10/2024	5,000,000	5,014,285
Fixed until 05/07/2025, 2.85% (B), 05/07/2026	10,000,000	10,641,228
BPCE SA
2.75%, 12/02/2021, MTN	8,737,000	8,916,325
5.15%, 07/21/2024 (A)	14,000,000	15,879,267

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
Fixed until 07/22/2022, 2.61% (B), 07/22/2023	$ 4,425,000	$ 4,571,410
CIT Bank NA
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	6,927,000	7,342,620
CIT Group, Inc.
4.13%, 03/09/2021	600,000	600,300
Citibank, NA
Fixed until 05/20/2021, 2.84% (B), 05/20/2022	11,000,000	11,083,580
Citigroup, Inc.
Fixed until 11/04/2021, 2.31% (B) 11/04/2022	9,909,000	10,046,279
Fixed until 04/08/2025, 3.11% (B), 04/08/2026	4,988,000	5,411,416
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	9,260,395
Cooperatieve Rabobank UA
Fixed until 06/24/2025, 1.34% (B), 06/24/2026 (A)	5,000,000	5,080,131
3.95%, 11/09/2022	10,100,000	10,696,991
Credit Agricole SA
4.38%, 03/17/2025 (A)	9,207,000	10,289,242
Credit Suisse AG
SOFR + 0.39%, 0.42% (B), 02/02/2024 (D)	11,749,000	11,752,525
2.80%, 04/08/2022	5,477,000	5,641,607
6.50%, 08/08/2023 (A)	5,462,000	6,153,773
Danske Bank A/S
1.23%, 06/22/2024 (A)	10,000,000	10,126,474
Fixed until 09/20/2021, 3.00% (B), 09/20/2022 (A)	10,000,000	10,141,873
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (B), 09/16/2026 (A)	10,000,000	10,043,931
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	10,865,027
Fifth Third Bank NA
3.35%, 07/26/2021	8,848,000	8,957,893
First Niagara Financial Group, Inc.
7.25%, 12/15/2021	6,340,000	6,707,111
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 1.22% (B), 05/18/2024	10,000,000	10,125,505
Huntington Bancshares, Inc.
2.30%, 01/14/2022 (E)	6,266,000	6,374,957
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A) (C)	11,000,000	11,736,750
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	15,082,000	15,767,594
3.88%, 09/10/2024	4,920,000	5,473,520
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	10,969,527
Lloyds Banking Group PLC
4.50%, 11/04/2024	10,740,000	12,004,941
MUFG Union Bank NA
3.15%, 04/01/2022	11,000,000	11,339,053
Natwest Group PLC
6.00%, 12/19/2023	12,464,000	14,115,504
Nordea Bank Abp
1.00%, 06/09/2023 (A)	8,797,000	8,938,987
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	8,613,553

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada
SOFR + 0.40%, 0.48% (B), 08/05/2022, MTN	$ 15,809,000	$ 15,862,118
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (A)	2,357,000	2,654,756
Santander UK PLC
5.00%, 11/07/2023 (A)	10,000,000	11,005,140
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (B), 01/12/2025 (A)	5,000,000	5,002,264
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	10,220,000	10,327,923
Svenska Handelsbanken AB
3.90%, 11/20/2023	10,000,000	10,983,726
Swedbank AB
1.30%, 06/02/2023 (A)	9,000,000	9,176,832
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	9,052,000	9,173,059
Truist Bank
SOFR + 0.73%, 0.79% (B), 03/09/2023	7,250,000	7,334,136
2.80%, 05/17/2022	6,013,000	6,197,504
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	8,885,000	9,002,478
6.57%, 01/14/2022 (A)	10,000,000	10,520,920
US Bancorp
2.40%, 07/30/2024	9,070,000	9,645,970
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	8,969,000	9,388,763
3.75%, 01/24/2024, MTN	14,000,000	15,225,398

		531,626,081

Beverages - 0.6%
Constellation Brands, Inc.
2.65%, 11/07/2022	5,537,000	5,739,287
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	7,027,000	7,833,887
4.42%, 05/25/2025	7,016,000	8,039,944

		21,613,118

Biotechnology - 0.7%
AbbVie, Inc.
3.80%, 03/15/2025	9,966,000	11,083,498
Gilead Sciences, Inc.
0.75%, 09/29/2023	11,877,000	11,900,999

		22,984,497

Capital Markets - 4.5%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	7,986,000	8,228,701
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	10,442,059
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	10,405,828
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	6,000,000	6,168,927
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	20,961,000	21,341,098
3.50%, 01/23/2025 - 04/01/2025	7,988,000	8,770,948
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	8,712,000	8,772,549

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	$ 14,952,000	$ 15,033,319
Morgan Stanley
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	6,976,000	7,318,445
Fixed until 07/22/2024, 2.72% (B), 07/22/2025, MTN	4,981,000	5,313,772
4.10%, 05/22/2023, MTN	14,873,000	16,040,683
4.88%, 11/01/2022	5,085,000	5,466,423
State Street Corp.
Fixed until 03/30/2022, 2.83% (B), 03/30/2023	1,492,000	1,535,164
3.10%, 05/15/2023	11,076,000	11,753,816
UBS AG
1.75%, 04/21/2022 (A)	4,441,000	4,515,769
UBS Group AG
Fixed until 07/30/2023, 1.01% (B), 07/30/2024 (A)	3,000,000	3,025,555
3.00%, 04/15/2021 (A)	9,354,000	9,406,284

		153,539,340

Chemicals - 1.2%
Huntsman International LLC
5.13%, 11/15/2022	6,972,000	7,407,544
LYB International Finance III LLC
1.25%, 10/01/2025	4,983,000	5,025,028
Mosaic Co.
3.75%, 11/15/2021	12,074,000	12,287,769
Nutrition & Biosciences, Inc.
0.70%, 09/15/2022 (A)	4,322,000	4,332,859
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	10,332,369

		39,385,569

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc.
4.13%, 08/15/2025 (A)	16,064,000	16,525,840

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022	10,889,000	11,332,182

Construction Materials - 0.3%
CRH America, Inc.
3.88%, 05/18/2025 (A) (C)	10,000,000	11,198,907

Consumer Finance - 3.3%
Ally Financial, Inc.
4.13%, 02/13/2022	8,145,000	8,438,137
5.75%, 11/20/2025	6,976,000	8,117,348
American Honda Finance Corp.
0.88%, 07/07/2023, MTN	11,959,000	12,087,185
BMW US Capital LLC
3.40%, 08/13/2021 (A)	11,846,000	12,041,288
Daimler Finance North America LLC
3.40%, 02/22/2022 (A)	7,000,000	7,224,353
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	8,000,000	8,009,248
3.38%, 11/13/2025	7,233,000	7,384,531
General Motors Financial Co., Inc.
3.55%, 07/08/2022	9,957,000	10,369,158
4.15%, 06/19/2023	4,587,000	4,929,416
Hyundai Capital America
0.80%, 01/08/2024 (A)	9,979,000	9,946,785
1.80%, 10/15/2025 (A)	13,771,000	14,057,048

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (A)	$ 10,000,000	$ 10,352,627

		112,957,124

Containers & Packaging - 0.6%
Berry Global, Inc.
0.95%, 02/15/2024 (A)	5,506,000	5,519,104
1.57%, 01/15/2026 (A)	4,984,000	5,012,035
4.88%, 07/15/2026 (A)	9,968,000	10,649,114

		21,180,253

Diversified Consumer Services - 0.5%
Nationwide Building Society
0.55%, 01/22/2024 (A)	10,000,000	9,994,455
Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	7,249,283

		17,243,738

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	6,030,000	6,284,373
AIG Global Funding
0.80%, 07/07/2023 (A)	6,976,000	7,050,005
Aircastle, Ltd.
5.13%, 03/15/2021	7,967,000	8,008,956
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,234,000	2,216,808
2.88%, 01/20/2022 (A)	5,506,000	5,606,189
5.50%, 12/15/2024 (A)	10,832,000	12,230,561
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	8,707,000	9,282,024
Voya Financial, Inc.
3.13%, 07/15/2024	9,332,000	10,086,401

		60,765,317

Diversified Telecommunication Services - 1.0%
British Telecommunications PLC
4.50%, 12/04/2023	8,200,000	9,076,171
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	5,699,000	5,821,984
Verizon Communications, Inc.
0.85%, 11/20/2025	14,949,000	14,924,700
5.15%, 09/15/2023	5,000,000	5,606,765

		35,429,620

Electric Utilities - 4.3%
American Electric Power Co., Inc.
0.75%, 11/01/2023	9,842,000	9,863,905
2.95%, 12/15/2022	8,469,000	8,791,078
Duke Energy Corp.
3.05%, 08/15/2022	21,461,000	22,186,757
Enel Finance International NV
4.63%, 09/14/2025 (A)	21,670,000	24,988,885
Entergy Corp.
4.00%, 07/15/2022	8,552,000	8,950,086
Evergy, Inc.
2.45%, 09/15/2024	11,565,000	12,230,637
FirstEnergy Corp.
4.25%, 03/15/2023	6,261,000	6,583,757
Georgia Power Co.
2.10%, 07/30/2023	7,441,000	7,755,185
Metropolitan Edison Co.
3.50%, 03/15/2023 (A)	12,044,000	12,520,210

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024	$ 10,771,000	$ 11,569,979
Pacific Gas & Electric Co.
1.75%, 06/16/2022	8,781,000	8,804,578
Southern Co.
2.35%, 07/01/2021	12,232,000	12,319,587

		146,564,644

Energy Equipment & Services - 0.3%
Schlumberger Finance Canada, Ltd.
1.40%, 09/17/2025	9,965,000	10,131,554

Entertainment - 0.3%
Walt Disney Co.
3.35%, 03/24/2025	7,972,000	8,793,963

Equity Real Estate Investment Trusts - 1.6%
American Tower Corp.
3.00%, 06/15/2023	17,032,000	18,018,329
Crown Castle International Corp.
5.25%, 01/15/2023	7,556,000	8,234,142
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	13,044,000	13,900,860
Realty Income Corp.
0.75%, 03/15/2026 (C)	6,977,000	6,908,110
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	8,370,000	9,255,370

		56,316,811

Food & Staples Retailing - 0.7%
7-Eleven, Inc.
0.80%, 02/10/2024 (A) (D)	8,886,000	8,897,678
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.50%, 02/15/2023 (A)	3,984,000	4,085,592
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,711,636

		22,694,906

Food Products - 0.9%
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	3,594,000	3,678,896
Campbell Soup Co.
3.65%, 03/15/2023	7,064,000	7,524,436
Cargill, Inc.
1.38%, 07/23/2023 (A)	9,965,000	10,216,230
Mondelez International, Inc.
0.63%, 07/01/2022	8,881,000	8,919,773

		30,339,335

Health Care Equipment & Supplies - 1.0%
Becton Dickinson & Co.
3-Month LIBOR + 1.03%, 1.26% (B), 06/06/2022	2,726,000	2,754,045
2.89%, 06/06/2022	11,889,000	12,258,955
DH Europe Finance II SARL
2.05%, 11/15/2022	10,888,000	11,212,934
Stryker Corp.
0.60%, 12/01/2023	8,974,000	8,986,762

		35,212,696

Health Care Providers & Services - 1.8%
Cigna Corp.
3-Month LIBOR + 0.89%, 1.13% (B), 07/15/2023	12,689,000	12,833,380
3.90%, 02/15/2022	9,465,000	9,808,812

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
2.63%, 08/15/2024	$ 4,979,000	$ 5,316,755
HCA, Inc.
5.00%, 03/15/2024	14,941,000	16,828,345
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	9,959,000	10,581,275
UnitedHealth Group, Inc.
3.50%, 02/15/2024	6,971,000	7,600,226

		62,968,793

Hotels, Restaurants & Leisure - 0.5%
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	4,479,000	4,775,734
International Game Technology PLC
6.25%, 02/15/2022 (A)	2,873,000	2,926,869
Las Vegas Sands Corp.
3.20%, 08/08/2024	8,963,000	9,415,534

		17,118,137

Household Durables - 0.5%
Lennar Corp.
5.88%, 11/15/2024 (C)	13,873,000	16,043,847
Newell Brands, Inc.
4.35%, 04/01/2023	2,235,000	2,355,087

		18,398,934

Insurance - 3.4%
American International Group, Inc.
2.50%, 06/30/2025	10,551,000	11,248,499
Aon Corp.
2.20%, 11/15/2022	7,967,000	8,231,780
Athene Global Funding
1.20%, 10/13/2023 (A)	9,881,000	9,991,625
3.00%, 07/01/2022 (A)	4,205,000	4,349,165
Brown & Brown, Inc.
4.20%, 09/15/2024	12,098,000	13,540,859
Equitable Financial Life Global Funding
1.40%, 07/07/2025 (A)	19,932,000	20,372,875
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	8,785,000	9,730,202
GA Global Funding Trust
1.63%, 01/15/2026 (A)	9,968,000	10,100,528
Jackson National Life Global Funding
3.30%, 02/01/2022 (A)	9,000,000	9,265,585
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	9,664,098
Principal Life Global Funding II
2.25%, 11/21/2024 (A)	8,666,000	9,208,550

		115,703,766

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
4.50%, 08/15/2024 (C)	4,287,000	4,675,467

IT Services - 0.4%
Fiserv, Inc.
2.75%, 07/01/2024	13,481,000	14,431,535

Machinery - 0.3%
Otis Worldwide Corp.
3-Month LIBOR + 0.45%, 0.69% (B), 04/05/2023	9,962,000	9,965,921

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026 (A)	$ 10,964,000	$ 11,312,655
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	14,947,000	17,225,102
Comcast Corp.
3.70%, 04/15/2024 (C)	6,390,000	7,023,276
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	9,001,200
Discovery Communications LLC
2.95%, 03/20/2023	6,297,000	6,616,296
DISH DBS Corp.
6.75%, 06/01/2021	6,598,000	6,698,949
Sky, Ltd.
3.13%, 11/26/2022 (A)	6,970,000	7,313,160
Time Warner Cable LLC
4.00%, 09/01/2021	5,256,000	5,318,392
ViacomCBS, Inc.
4.75%, 05/15/2025 (C)	4,463,000	5,145,245

		75,654,275

Metals & Mining - 0.7%
ArcelorMittal SA
3.60%, 07/16/2024	2,591,000	2,762,265
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	12,178,000	12,721,401
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	7,241,099

		22,724,765

Multi-Utilities - 1.5%
Black Hills Corp.
4.25%, 11/30/2023	9,898,000	10,830,580
Dominion Energy, Inc.
2.45%, 01/15/2023 (A)	7,820,000	8,121,662
2.72% (F), 08/15/2021	7,100,000	7,186,269
DTE Energy Co.
2.53%, 10/01/2024	10,070,000	10,705,893
NiSource, Inc.
0.95%, 08/15/2025	14,951,000	14,959,362

		51,803,766

Oil, Gas & Consumable Fuels - 2.8%
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	9,622,245
Energy Transfer Operating, LP
4.20%, 09/15/2023	4,980,000	5,362,340
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	9,363,746
MPLX, LP
3.50%, 12/01/2022	8,683,000	9,122,506
4.88%, 12/01/2024	5,661,000	6,430,055
Phillips 66
0.90%, 02/15/2024 (C)	10,499,000	10,519,055
Pioneer Natural Resources Co.
0.75%, 01/15/2024	9,927,000	9,929,180
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	1,570,000	1,685,232
3.85%, 10/15/2023	6,324,000	6,752,585
4.65%, 10/15/2025	5,976,000	6,684,479
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	8,281,000	9,056,421

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	$ 1,737,000	$ 1,754,290
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,885,689

		95,167,823

Paper & Forest Products - 0.6%
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	19,933,000	19,878,706

Pharmaceuticals - 2.1%
AstraZeneca PLC
2.38%, 06/12/2022	9,966,000	10,223,334
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	7,474,000	7,610,409
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	8,515,000	9,219,467
Merck & Co., Inc.
0.75%, 02/24/2026	9,965,000	9,951,803
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	9,188,000	9,223,925
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/2021	14,535,000	14,921,953
Viatris, Inc.
1.13%, 06/22/2022 (A)	4,078,000	4,114,640
1.65%, 06/22/2025 (A) (C)	4,983,000	5,130,522

		70,396,053

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	8,195,000	8,737,420

Road & Rail - 0.9%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022 (A)	12,397,000	12,689,448
5.50%, 01/15/2023 (A)	6,127,000	6,521,663
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	7,321,481
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,765,927

		31,298,519

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.
3.46%, 09/15/2026	12,132,000	13,346,883
KLA Corp.
4.65%, 11/01/2024	8,678,000	9,831,125
Micron Technology, Inc.
2.50%, 04/24/2023	4,701,000	4,904,163
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	10,000,000	10,510,604
QUALCOMM, Inc.
2.60%, 01/30/2023	5,815,000	6,061,627

		44,654,402

Software - 1.0%
Infor, Inc.
1.45%, 07/15/2023 (A)	11,692,000	11,900,704
1.75%, 07/15/2025 (A)	9,836,000	10,148,657
Intuit, Inc.
0.65%, 07/15/2023	10,450,000	10,538,549

		32,587,910

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	$ 9,113,000	$ 9,328,498
4.45%, 10/02/2023	4,984,000	5,468,214

		14,796,712

Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.
1.70%, 06/15/2022	6,094,000	6,197,902
VF Corp.
2.05%, 04/23/2022	9,966,000	10,174,957

		16,372,859

Tobacco - 0.4%
BAT International Finance PLC
1.67%, 03/25/2026	14,947,000	15,169,385

Trading Companies & Distributors - 0.5%
Air Lease Corp.
2.25%, 01/15/2023	15,548,000	15,969,731

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	7,966,000	8,661,939

Wireless Telecommunication Services - 0.7%
Sprint Corp.
7.88%, 09/15/2023	2,975,000	3,436,125
T-Mobile USA, Inc.
3.50%, 04/15/2025 (A)	10,291,000	11,280,948
Vodafone Group PLC
3.75%, 01/16/2024	8,355,000	9,109,211

		23,826,284

Total Corporate Debt Securities (Cost $2,187,608,263)		2,250,503,717

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,332,688

Total Foreign Government Obligation (Cost $2,168,069)		2,332,688

LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	12,896,583	12,867,565

Total Loan Assignment (Cost $12,878,773)		12,867,565

MORTGAGE-BACKED SECURITIES - 17.2%
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	3,000,000	2,996,851
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,791,560
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 1.38% (B), 09/15/2034 (A)	16,000,000	15,999,842

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	$ 5,558,600	$ 5,655,612
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 1.53% (B), 04/15/2035 (A)	18,800,000	18,236,047
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.23% (B), 04/15/2035 (A)	10,520,000	9,671,501
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.93% (B), 09/15/2032 (A)	5,000,000	4,887,509
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.33% (B), 08/15/2036 (A)	15,300,000	15,270,961
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.83% (B), 08/15/2036 (A)	15,000,000	14,868,028
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.25% (B), 03/15/2037 (A)	16,015,000	15,753,798
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.56% (B), 03/15/2037 (A)	15,000,000	14,398,180
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 2.03% (B), 07/15/2035 (A)	14,900,000	14,601,017
BX
Series 2021-MFM1, Class B,
1-Month LIBOR + 0.95%, 1.10% (B), 01/15/2034 (A)	6,500,000	6,504,081
Series 2021-MFM1, Class C,
1-Month LIBOR + 1.20%, 1.35% (B), 01/15/2034 (A)	4,000,000	4,017,604
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.58% (B), 10/15/2036 (A)	11,391,574	11,412,326
Series 2020-VKNG, Class C,
1-Month LIBOR + 1.40%, 1.53% (B), 10/15/2037 (A)	5,900,000	5,905,296
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.35% (B), 05/15/2035 (A)	5,480,000	5,455,869
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 1.90% (B), 05/15/2035 (A)	6,250,000	6,218,559
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.13% (B), 11/15/2034 (A)	11,825,000	10,294,903
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.88% (B), 12/15/2037 (A)	9,760,000	9,777,860

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.88% (B), 07/15/2030 (A)	$ 10,000,000	$ 9,603,099
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.38% (B), 11/15/2036 (A)	17,400,000	17,410,910
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	2,378,538	2,517,372
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	6,994,693	7,360,149
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.80% (B), 11/15/2038 (A)	11,900,000	11,602,542
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.43% (B), 12/15/2031 (A)	15,390,000	15,351,349
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A) (G)	15,850,000	15,849,995
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 0.98% (B), 06/15/2034 (A)	12,500,000	12,499,997
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.13% (B), 06/15/2034 (A)	2,500,000	2,468,630
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 2.53% (B), 12/19/2030 (A)	10,000,000	9,911,985
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	15,000,000	15,594,163
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.76% (B), 12/15/2036 (A)	9,960,000	9,810,051
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	2,950,892	2,977,392
Series 2019-SOHO, Class D,
1-Month LIBOR + 1.60%, 1.73% (B), 06/15/2036 (A)	7,500,000	7,462,237
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.45%, 1.58% (B), 12/15/2034 (A)	14,000,000	13,877,030
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.73% (B), 11/15/2036 (A)	7,077,752	7,033,383

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	$ 10,000,000	$ 1,901,384
KKR Industrial Portfolio Trust
Series 2020-AIP, Class D,
1-Month LIBOR + 2.03%, 2.16% (B), 03/15/2037 (A)	9,642,057	9,660,107
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 1.83% (B), 11/15/2036 (A)	10,730,000	10,622,692
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	8,227,202	8,567,585
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 2.33% (B), 11/15/2034 (A)	15,700,000	14,178,785
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.53% (B), 07/15/2035 (A)	10,850,000	10,822,590
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.23% (B), 05/15/2036 (A)	6,720,000	5,692,233
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (B), 12/15/2036 (A)	7,000,000	7,102,525
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (B), 12/15/2036 (A)	5,200,000	5,262,834
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	3,872,676	3,776,431
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.53% (B), 08/15/2034 (A)	3,365,851	3,365,910
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.31% (B), 10/15/2037 (A)	11,780,000	11,787,527
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.78% (B), 10/15/2037 (A)	9,220,000	9,196,770
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,587,524	1,686,806
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,048,330	2,201,623
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	3,489,589	3,734,473
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	6,084,320	6,488,297
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	3,884,530	4,162,153
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 1.63% (B), 06/25/2057 (A)	4,129,321	4,171,333
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	3,918,231	4,199,632
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	6,363,988	6,814,471

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	$ 4,289,256	$ 4,511,321
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	7,707,061	8,311,579
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	9,005,059	9,690,579
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	7,634,794	8,066,787
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	10,237,159	10,708,607
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	8,058,176	8,544,308
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.08% (B), 01/15/2026 (A)	12,500,000	12,562,514
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 0.34% (B), 12/20/2036 (A)	3,744,251	3,721,181
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.50%, 1.63% (B), 11/11/2034 (A)	12,151,204	12,013,855
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	8,881,108	9,359,335

Total Mortgage-Backed Securities (Cost $598,020,182)		586,933,915

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (H)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 2.39% (B), 08/01/2037	311,128	312,646

Total U.S. Government Agency Obligation (Cost $315,491)		312,646

U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note
0.38%, 03/31/2022 (C)	33,810,000	33,913,015

Total U.S. Government Obligation (Cost $33,904,413)		33,913,015

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (I)	11,742,960	11,742,960

Total Other Investment Company (Cost $11,742,960)		11,742,960

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (I), dated 01/29/2021, to be repurchased at $18,259,700 on 02/01/2021. Collateralized by U.S. Government Obligations, 1.75% - 2.00%, due 01/31/2023 - 02/15/2023, and with a total value of $18,624,945.

$ 18,259,700	$ 18,259,700

Total Repurchase Agreement (Cost $18,259,700)	18,259,700

Total Investments (Cost $3,345,178,678)	3,403,566,436
Net Other Assets (Liabilities) - 0.3%	8,918,197

Net Assets - 100.0%	$ 3,412,484,633

Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$486,700,230	$—	$486,700,230
Corporate Debt Securities	—	2,250,503,717	—	2,250,503,717
Foreign Government Obligation	—	2,332,688	—	2,332,688
Loan Assignment	—	12,867,565	—	12,867,565
Mortgage-Backed Securities	—	586,933,915	—	586,933,915
U.S. Government Agency Obligation	—	312,646	—	312,646
U.S. Government Obligation	—	33,913,015	—	33,913,015
Other Investment Company	11,742,960	—	—	11,742,960
Repurchase Agreement	—	18,259,700	—	18,259,700

Total Investments	$11,742,960	$3,391,823,476	$—	$3,403,566,436

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $1,801,498,528, representing 52.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $57,408,715, collateralized by cash collateral of $11,742,960 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $46,849,005. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Restricted security. At January 31, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Huntington Bancshares, Inc. 2.30%, 01/14/2022	05/04/2018 - 07/03/2018	$6,015,254	$6,374,957	0.2%

(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2021; the maturity date disclosed is the ultimate maturity date.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the value of the security is $15,849,995, representing 0.5% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at January 31, 2021.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 10

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 12